Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Income Tax Expense (Benefit) [Abstract]
Current	$ 462	$ (39)
Deferred	(6)	(454)
Income tax expense (benefit)	$ 456	$ (493)